Assets Held for Sale (Tables)	12 Months Ended
Dec. 31, 2025
Assets held for sale [Abstract]
Summary of Assets Held for Sale

	2024	2025
	(in thousands)
As of January 1	$—	$—
Reclassification from Vessels	—	7,761
Total assets held for sale December 31	$—	$7,761